Other information	12 Months Ended
Dec. 31, 2017
Other information [Abstract]
Other information

43.  Other information

  In June, 2017, Bradesco has signed definitive documents with Banco do Brasil S.A., Banco Santander (Brasil) S.A., Caixa Econômica Federal and Itaú Unibanco S.A., in order to create a holding company of credit intelligence ("GIC"), which will develop a database with the goal of adding, reconciling and handling database and credit-related information, of individuals and legal entities, which expressly authorize their inclusion in the database, as required by the applicable rules. The control of the company will be shared, with each party holding 20% of its capital. The necessary capital contribution occurred in July 2017.

2.     Unconsolidated structured entities are unconsolidated entities that the Organization does not control, but which have a contractual and non-contractual involvement, and provide variability of returns arising from the performance. The organization has an involvement with structured entities through management of investment funds and portfolios making management fees and consortium management.

The main unconsolidated structured entities are, (i) the investment funds managed by Organization, whose nature and involvement, generating management fees and investment in units for funds, the assets of managed funds and non consolidated in 2017 were R$ 338,846,142 thousand (2016 - R$ 426,390,575 thousand) and revenues earned in 2017 were R$ 1,463,469 thousand (2016 - R$ 1,079,653 thousand) and (ii) the consortium which nature and involvement is related to generation management fees of consortium quotas, represented by groups of quotaholders formed to aquire specific goods, whose assets in 2017 were R$ 74,323,031 thousand (2016 - R$ 71,075,119 thousand) and the revenues were in 2017 R$ 1,526,660 thousand (2016 - R$ 1,278,753 thousand).

3.     In May, 2016, occurred the indictment of three members of its Bradesco's Executive Board of Directors by the Federal Police, in the scope of the so-called "Operation Zealots". On July, 2016, the Federal Public Prosecution filed an accusation against all three members of the Board of Executive Officers and a former member of its Board of Directors, which was received by the Judge of the 10th Federal Court of Judicial Section of the Federal District. The Management conducted a thorough internal evaluation of the records and documents related to the indictment and found no evidence of any illegality committed by its representatives. The executives of Bradesco have already submitted their respective answers to the prosecution, pointing out the facts and evidence demonstrating their innocence. The process has already had its investigation phase closed, now await the final allegations and sentence of the first degree trial.

In parallel to his defense, the Chairman of the Board of Executive Officers of Bradesco, Mr. Luiz Carlos Trabuco Cappi, presented a petition for habeas corpus to the Regional Federal Court (Tribunal Federal Regional) - 1st Region. After processing the motion for habeas corpus, the 4th Panel of the aforementioned Court, by unanimous decision, excluded him from criminal proceedings, due to lack of just cause. This procedure is under appeal to STJ (Superior Court of Justice). The same habeas corpus was extended to the former member of the Board of Directors, previously indicted.

Bradesco provided all the information requested to the competent regulatory bodies, in Brazil and abroad. Moreover, Bradesco was summoned by the General´s Office of the Ministry of Finance on the filing of an Administrative Proceeding ("PAR"). This process, which is in the pre-trial phase, may entail the possibility of application of a fine and/or mention on public lists, which may eventually lead to restrictions on business with public agencies.

On account of the news published in the media, on the indictment in the "Operation Zealots", a class action was filed in the District Court of New York, on June 3, 2016. On September 1, 2016, Bradesco spontaneously attended the proceedings of the Class Action and agreed with the plaintiff a term for the submission of the revocation of the suit until December 23, 2016. On October 21, 2016, the Plaintiff Leader presented the addendum of the Initial Petition, appointing as defendants Bradesco and three members of its Board of Executive Officers. According to the demand, investors who purchased preferred American Depositary Shares (“ADS”) of Bradesco between April 30, 2012 and July 27, 2016 would have suffered losses provoked by Bradesco due to a supposed violation regarding the American law of capital markets, according to communication to the Market on May 31, June 8 and July 28, 2016. On December 23, 2016, Bradesco filed a motion to dismiss the process, which - following a reply from the Lead Plaintiff and a rejoinder from Bradesco, and on September 29, 2017, the Judge decided the following: (i) the Court partially upheld and rejected the termination request, limiting the proposed class to investors who purchased American Depositary Shares ("ADS") Bradesco between August 8, 2014 and July 27, 2016; and (ii) the Court granted to the Lead Plaintiff a 30-day term to present an addendum to the initial request. After said term, on October 30, 2017, the Lead Plaintiff informed the Judge that it will not present any amendments. Thus, the demand will lead to the discovery phase, so the limitation of the aforementioned class would be maintained. Given the current phase of the demand, it is not possible to perform a risk analysis and, besides, there are no elements to support the assessment of the amount of said risk.

4.     The wholly-owned subsidiaries of Bradesco, BEM - Distribuidora de Títulos e Valores Mobiliários Ltda. and BRAM - Bradesco Asset Management S.A. Distribuidora de Títulos e Valores Mobiliários, as well as two of its Managers, were mentioned in the scope of the so-called "Greenfield operation" of the Federal Police, because they were responsible for the administration and management of the Fund in Equity - FIP (Equity Investment Fund), respectively. Besides providing the documents, the Federal Court has ruled, in the course of this Operation, the blocking of these companies' values. As a result of this, a Commitment was signed, approved by the 10th Federal Court of the Federal District, to release the values through the provision of guarantees of up to R$104 million, without the recognition of any civil or criminal liability on the part of companies or administrators of the Organization. In the scope of this commitment, managers and officers of the Organization committed to provide any clarifications to the authorities responsible for conducting this investigation, regardless of a formal subpoena.

5.     In July 2017, Bradesco Seguros SA ("Bradesco Seguros") and Swiss Re Corporate Solutions Ltd. ("Swiss Re Corso") concluded the transaction, by means of a shareholder agreement, whereby: (i) Swiss Re Corporate Solutions Brasil Seguros S/A ("Swiss Re Corporate Solutions Brazil") took over part of the P&C (Property and Casualty) insurance operations, such as, Aeronautical, Marine, Civil Liability and shipments from Bradesco Seguros ("Large Risks Insurance"), with exclusive access to Bradesco customers to explore the commercialization of Large Risks Insurance; and (ii) Bradesco Seguros held a 40% interest in Swiss Re Corporate Solutions Brasil represented by a total of 172,560,054 book entry shares, common and nominative in the amount of R$363,103 thousand, and 60% remained with Swiss Re Corso. The transaction was approved by the Private Insurance Superintendence (Susep), the Administrative Council for Economic Defense (Cade) and the Central Bank (Bacen). The association includes exclusive access to the distribution network of Bradesco Seguros, comprised of more than 140 branches, more than 4,700 branches of Banco Bradesco and approximately 40,000 registered brokers and insurance agents. As part of the transaction, approximately 120 large risk experts from Bradesco Seguros, in São Paulo and Rio de Janeiro, joined Swiss Re Corporate Solutions Brasil Seguros S/A. The investment totals R$490,000 thousand, recorded by Bradesco Seguros S.A., includes goodwill on the acquisition of shares in the amount of R$126,897 thousand.

6.     In May 2017, Bradesco - as an indirect holder of equity interest in IRB - announced to shareholders that had authorized IRB to submit: (i) application for registration as a publicly-held company and for authorization of initial public offering of IRB, pursuant to CVM Instructions 400/03 and 480/09; and (ii) application for registration of secondary public distribution of common shares issued by IRB, pursuant to CVM Instruction 400/03. In July 2017, Bradesco announced that the documents were filed in compliance with the requirements formulated by CVM in the context of the Secondary Public Offering of IRB's common shares and the closing of the bookbuilding procedure of the Offering, which defined the price per share at R$27.24. 14,040,000 shares were sold in the Base Offering and then the entire supplementary lot totaling 16,206,387 shares. Bradesco indirectly holds 47,520,213 shares and a 15.23% interest in the capital stock of IRB.

7.     In July 2017, Bradesco launched a Special Voluntary Severance Program Scheme (PDVE), in which the Organization's employees who fulfilled the requirements established in the regulations of the respective plan may join. The deadline for joining the plan ended in late August 2017, with the adhesion of 7.4 thousand employees, and a total cost of R$2.3 billion. The estimated annual effect on personnel expenses is a reduction of R$1.5 billion.